Transactions with Related Parties, Pavimar (Predecessor) (Details) - Robin Energy Ltd. Predecessor [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / d	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Transactions with Related Parties [Abstract]
Management fees		$ 386,162	$ 688,547	$ 666,500
Related Party [Member] | Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	600
Management fees		$ 0	$ 0	$ 217,200